8. Commitment (Details) (USD $)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012	Dec. 31, 2011
Commitment Details
2013					$ 6,500
2014
2015
2016
Total lease commitments					6,500
Rent expense	$ 1,092	$ 5,100	$ 7,192	$ 10,889	$ 18,750	$ 19,000